As filed with the Securities and Exchange Commission on August 28, 2019

File No. 333-227545

File No. 811-23382

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post- Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 3	☒

Sprott ETF Trust

(Exact Name of Registrant as Specified in Charter)

200 Bay Street, Suite 2600,

Toronto, Ontario, Canada M5J2J1

(Address of Principal Executive Office)

416-943-8099

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporation Trust Center

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Copies of communications to:

John A. Ciampaglia

Chief Executive Officer

Sprott Asset Management LP

200 Bay Street, Suite 2600

Toronto, Ontario, Canada M5J2J1

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Pre-Effective Amendment No. 2 filed on May 8, 2019, and incorporates Part A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Toronto and Province of Ontario, on the 27th day of August, 2019.

Sprott ETF Trust

By:	/s/ John Ciampaglia
Name: John Ciampaglia
Title: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on August 27, 2019.

Signature	Title	Date

/s/ John Ciampaglia John Ciampaglia	President and Chief Executive Officer	August 27, 2019

/s/ Michael W. Clark* Michael W. Clark	Trustee	August 27, 2019

/s/ Barbara Connolly Keady* Barbara Connolly Keady	Trustee	August 27, 2019

/s/ Peyton T. Muldoon* Peyton T. Muldoon	Trustee	August 27, 2019

/s/ James R. Pierce Jr.* James R. Pierce Jr.	Trustee	August 27, 2019

/s/ Varinder Bhathal * Varinder Bhathal	Treasurer and Chief Financial Officer	August 27, 2019

*By:	/s/ John Ciampaglia

John Ciampaglia, pursuant to a power of attorney filed on March 28, 2019 to the Registrant’s Registration Statement in Pre-Effective Amendment No. 1 on Form N-14.

EXHIBIT INDEX

Exhibit No.	Exhibit

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase